Sales Financing Receivables and Other Loan Receivables (Schedule of Financing Receivables - Net) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Unguaranteed residual values related to finance leases	¥ 0
Less: current portion	(100,437)	(104,840)
Total finance receivables-net	300,266	301,313
Long-term finance receivables-net	199,829	196,473
Retail Finance Receivable [Member]
Retail finance receivable	193,985	211,875
Less: Allowance for credit losses	(603)	(512)
Retail-net	193,382	211,363
Finance Lease Receivable [Member]
Less: Allowance for credit losses	(2,498)	(1,194)
Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Finance leases-net	¥ 106,884	¥ 89,950